Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Registrant Name	Public Policy Holding Company, Inc.
Entity File Number	001-43077
Entity Address, Postal Zip Code	20002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001903508
Amendment Flag	false